Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 88.5%
Advertising — 0.5%
Publicis Groupe S.A.	3,661	$303,019
Aerospace & Defense — 2.0%
Hexcel Corp.	3,103	251,126
L3Harris Technologies, Inc.	3,097	1,068,929
		1,320,055
Airlines — 0.6%
Southwest Airlines Co.	9,798	368,111
Auto Manufacturers — 1.2%
Cummins, Inc.	914	491,750
PACCAR, Inc.	2,681	309,656
		801,406
Auto Parts & Equipment — 1.6%
BorgWarner, Inc.	6,375	345,907
Cie Generale des Etablissements Michelin SCA	8,890	304,562
Gentex Corp.	16,018	349,993
		1,000,462
Banks — 8.4%
Commerce Bancshares, Inc.	23,951	1,178,389
First Hawaiian, Inc.	17,424	429,327
Northern Trust Corp.	6,415	895,342
Prosperity Bancshares, Inc.	12,867	864,405
The Bank of New York Mellon Corp.	1,502	178,182
Truist Financial Corp.	16,315	750,001
US Bancorp	14,945	777,290
Westamerica BanCorp	6,802	354,724
		5,427,660
Beverages — 1.1%
Heineken N.V.	5,702	438,588
Pernod Ricard S.A.	4,014	298,489
		737,077
Building Materials — 3.1%
Amrize Ltd.*	8,901	498,634
Daikin Industries Ltd.	3,500	419,814
Masco Corp.	5,916	357,149
Mohawk Industries, Inc.*	3,103	305,521
Owens Corning	3,908	422,924
		2,004,042
Chemicals — 0.7%
PPG Industries, Inc.	4,466	477,326
Commercial Services — 0.6%
ABM Industries, Inc.	680	26,194
Sunbelt Rentals Holdings, Inc.	5,213	332,544
		358,738
Computers — 2.4%
Amdocs Ltd.	8,816	575,332
Cognizant Technology Solutions Corp., Class A	9,113	559,083
HP, Inc.	22,177	426,020
		1,560,435
	Number of Shares	Value†

Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	748	$63,752
Kenvue, Inc.	45,754	788,799
		852,551
Distribution & Wholesale — 1.6%
Bunzl PLC	34,314	1,033,038
Diversified Financial Services — 1.8%
Ameriprise Financial, Inc.	1,074	477,286
Raymond James Financial, Inc.	1,890	273,653
T. Rowe Price Group, Inc.	4,697	423,387
		1,174,326
Electric — 7.4%
Duke Energy Corp.	4,840	633,750
Evergy, Inc.	14,318	1,172,930
Eversource Energy	9,468	655,943
Northwestern Energy Group, Inc.	9,598	632,892
PPL Corp.	14,147	540,415
Xcel Energy, Inc.	13,911	1,105,090
		4,741,020
Electronics — 2.6%
Fortive Corp.	5,994	331,349
Ralliant Corp.	8,358	347,609
Sensata Technologies Holding PLC	12,819	451,485
TE Connectivity PLC	1,140	238,283
Vontier Corp.	7,807	276,914
		1,645,640
Environmental Control — 0.4%
Republic Services, Inc.	1,046	229,095
Food — 2.4%
Koninklijke Ahold Delhaize N.V.	14,647	682,099
Mondelez International, Inc., Class A	6,702	386,303
Sysco Corp.	4,458	317,989
The Magnum Ice Cream Co. N.V.*	9,387	137,903
		1,524,294
Food Service — 0.4%
Sodexo S.A.	5,447	279,606
Gas — 2.4%
ONE Gas, Inc.	11,247	968,704
Spire, Inc.	6,122	554,286
		1,522,990
Hand & Machine Tools — 0.4%
Stanley Black & Decker, Inc.	3,211	228,174
Healthcare Products — 6.1%
Envista Holdings Corp.*	19,238	488,068
GE HealthCare Technologies, Inc.	12,364	880,070
Medtronic PLC	7,348	636,704
Waters Corp.*	1,078	321,028
Zimmer Biomet Holdings, Inc.	17,300	1,564,266
		3,890,136

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Services — 4.6%
IQVIA Holdings, Inc.*	3,243	$553,061
Labcorp Holdings, Inc.	4,188	1,117,401
Quest Diagnostics, Inc.	3,297	646,146
Universal Health Services, Inc., Class B	3,559	636,954
		2,953,562
Home Builders — 0.9%
PulteGroup, Inc.	4,867	572,408
Household Products & Wares — 1.5%
Kimberly-Clark Corp.	7,992	770,988
The Clorox Co.	2,014	208,711
		979,699
Insurance — 6.3%
Marsh & McLennan Cos., Inc.	6,540	1,134,363
Reinsurance Group of America, Inc.	5,220	1,065,715
The Allstate Corp.	3,204	664,317
The Hanover Insurance Group, Inc.	1,516	262,799
Willis Towers Watson PLC	3,078	894,775
		4,021,969
Internet — 1.7%
CDW Corp.	3,302	399,608
F5, Inc.*	2,478	716,960
		1,116,568
Iron & Steel — 0.8%
Reliance, Inc.	1,671	507,850
Machinery — Construction & Mining — 0.6%
Oshkosh Corp.	2,656	390,990
Machinery — Diversified — 1.1%
Dover Corp.	871	181,560
IDEX Corp.	1,138	215,708
The Toro Co.	3,153	294,616
		691,884
Metal Fabricate/Hardware — 0.7%
The Timken Co.	4,638	466,444
Miscellaneous Manufacturing — 0.9%
A.O. Smith Corp.	8,738	576,184
Oil & Gas — 3.6%
Coterra Energy, Inc.	12,719	446,946
Diamondback Energy, Inc.	4,062	803,423
EQT Corp.	5,771	367,266
Phillips 66	3,785	689,551
		2,307,186
Oil & Gas Services — 2.9%
Baker Hughes Co.	22,940	1,400,487
SLB Ltd.	9,277	476,745
		1,877,232
Packaging and Containers — 1.7%
Packaging Corp. of America	5,044	1,070,438
	Number of Shares	Value†

Pharmaceuticals — 3.8%
Becton Dickinson & Co.	5,965	$937,877
Cencora, Inc.	808	253,825
Henry Schein, Inc.*	16,915	1,246,636
		2,438,338
Pipelines — 0.5%
ONEOK, Inc.	3,451	311,936
Retail — 1.8%
MSC Industrial Direct Co., Inc., Class A	9,726	897,418
Target Corp.	1,939	235,007
		1,132,425
Semiconductors — 2.8%
Infineon Technologies AG	14,098	639,572
NXP Semiconductors N.V.	2,202	433,486
Teradyne, Inc.	2,399	711,207
		1,784,265
Software — 0.8%
Akamai Technologies, Inc.*	4,675	536,924
Transportation — 2.5%
CSX Corp.	23,889	980,643
Norfolk Southern Corp.	2,241	643,167
		1,623,810
TOTAL COMMON STOCKS (Cost $54,002,103)		56,839,313

REAL ESTATE INVESTMENT TRUSTS — 8.2%
Apartments — 1.7%
Equity Residential	14,765	873,349
Essex Property Trust, Inc.	831	201,102
		1,074,451
Diversified — 1.2%
American Tower Corp.	3,133	540,693
VICI Properties, Inc.	10,116	276,369
		817,062
Healthcare — 2.0%
CareTrust REIT, Inc.	7,459	273,373
Healthpeak Properties, Inc.	29,582	486,032
Ventas, Inc.	6,458	528,135
		1,287,540
Single Tenant — 1.8%
Agree Realty Corp.	3,449	259,986
Realty Income Corp.	14,973	916,048
		1,176,034
Storage & Warehousing — 1.1%
Iron Mountain, Inc.	1,962	200,399
Public Storage	1,849	500,857
		701,256

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Strip Centers — 0.4%
Regency Centers Corp.	3,185	$240,977
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,692,269)		5,297,320

PREFERRED STOCKS — 0.4%
Household Products & Wares — 0.4%
Henkel AG & Co., KGaA (Cost $287,066)	3,605	278,483

MASTER LIMITED PARTNERSHIP — 1.5%
Pipelines — 1.5%
Enterprise Products Partners LP (Cost $607,258)	24,759	936,881

SHORT-TERM INVESTMENTS — 1.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%) (Cost $1,218,087)	1,218,087	1,218,087
TOTAL INVESTMENTS — 100.5% (Cost $61,806,783)		$64,570,084
Other Assets & Liabilities — (0.5)%		(322,427)
TOTAL NET ASSETS — 100.0%		$64,247,657

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

AG— Aktiengesellschaft.
KGaA— Kommanditgesellschaft auf Aktien.
LP— Limited Partnership.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
Country Weightings as of 3/31/2026††
United States	88%
United Kingdom	3
Netherlands	3
France	2
Germany	1
Ireland	1
Switzerland	1
Japan	1
Total	100%
††	% of total investments as of March 31, 2026.

Open forward foreign currency contracts held at March 31, 2026 are as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Buy	Japanese Yen	Bank of America	06/26/26	3,198,125	157.55465	$20,190	$20,299	$109	$—
Sell	Japanese Yen	Bank of America	06/26/26	(13,510,750)	157.55465	(85,499)	(85,753)	—	(254)
Buy	Pound Sterling	Bank of America	06/26/26	61,244	0.75573	80,864	81,040	175	—
Sell	Pound Sterling	Bank of America	06/26/26	(459,775)	0.75573	(617,082)	(608,382)	8,701	—
Sell	Euro	Citibank N.A.	06/26/26	(619,587)	0.86176	(723,616)	(718,976)	4,641	—
Sell	Euro	Goldman Sachs	06/26/26	(619,587)	0.86176	(723,343)	(718,976)	4,367	—
Sell	Pound Sterling	Goldman Sachs	06/26/26	(459,775)	0.75573	(616,671)	(608,381)	8,289	—
Buy	Japanese Yen	JPMorgan	06/26/26	1,338,750	157.55465	8,450	8,497	48	—
Sell	Japanese Yen	JPMorgan	06/26/26	(47,506,500)	157.55465	(300,400)	(301,524)	—	(1,124)
Buy	Euro	Morgan Stanley	06/26/26	62,008	0.86177	71,340	71,955	614	—
Sell	Euro	Morgan Stanley	06/26/26	(619,587)	0.86177	(723,055)	(718,976)	4,079	—
Sell	Euro	UBS Securities	06/26/26	(619,587)	0.86176	(723,368)	(718,976)	4,392	—
	Total							$35,415	$(1,378)
3